Subsequent Events	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 12- Subsequent Events

Investment and Securities Purchase Agreements with Fairhills Capital

On August 1, 2012, the Company entered into an Investment Agreement with Fairhills Capital Offshore, Ltd., a Cayman Islands company ("Fairhills" and the "Investment Agreement").

The Investment Agreement provides that the Company may, from time to time in its sole discretion as, and when it determines appropriate in accordance with the terms and conditions of the Investment Agreement, during the Open Period, defined below, deliver a notice of a put ("Put Notice") to Fairhills which states the dollar amount of securities that the Company intends to sell to Fairhills on a date specified in the Put Notice (the "Put"). The Company will be entitled to Put to Fairhills (the "Put Amount") the number of shares of common stock equal to a maximum of 200% of the average daily volume (U.S. market only) of the Company's common stock for the 10 trading days prior to the applicable Put Notice. The purchase price per share to be paid by Fairhills for each Put Amount will be calculated at a 20% discount to the average of the 3 lowest bid prices during the 10 trading days immediately prior to Fairhills' receipt of the Put Notice. The "Open Period" begins on the trading day after a registration statement is declared effective as to the common stock to be subject to the Put, and ends 36 months after such date, unless earlier terminated in accordance with the Investment Agreement. The Company has the right, pursuant to the terms of the Investment Agreement to sell up to $2 million of common stock to Fairhills.

There are put restrictions applied on days between the date the Put Notice is delivered and the closing date with respect to that particular Put. During this time, the Company shall not be entitled to deliver another Put Notice. In addition, Fairhills will not be obligated to purchase shares if Fairhills' total number of shares beneficially held at that time would exceed 4.99% of the number of shares of the Company's common stock as determined in accordance with Rule 13d-1 of the Securities Exchange Act of 1934, as amended. In addition, the Company is not permitted to draw on the facility unless there is an effective Registration Statement to cover the resale of the shares.

The Investment Agreement further provides that Fairhills and the Company are each entitled to customary indemnification from the other for any losses or liabilities they may suffer as a result of any breach by the other of any provisions of the Investment Agreement or Registration Rights Agreement, as defined below.

In connection with the Investment Agreement, the Company and Fairhills entered into a Registration Rights Agreement ("Registration Rights Agreement"). Under the Registration Rights Agreement, the Company agreed to use its commercially reasonable efforts to file, within 21 days of the date of the Investment Agreement, a Registration Statement on Form S-1 covering the resale of the common stock subject to the Investment Agreement. The Company has agreed to use all commercially reasonable efforts to have the Registration Statement declared effective by the SEC within 120 calendar days after the date of the Registration Rights Agreement.

In addition to the Investment Agreement, on August 1, 2012, the Company and Fairhills entered into a Securities Purchase Agreement, pursuant to which the Company agreed to sell and Fairhills agreed to purchase an aggregate of 625,000 shares of the Company's common stock (the "SPA Shares") for $75,000, or $0.12 per share, in two closings of 312,500 shares each, with one closing occurring on the date the Securities Purchase Agreement was entered into and the second closing occurring on the date that the Company files an amended Registration Statement in response to SEC comments. The Company also agreed to register the SPA Shares sold pursuant to the Securities Purchase Agreement. In addition to agreeing to registering the SPA Shares sold pursuant to the Securities Purchase Agreement, we agreed to provide Fairhills price protection for the SPA Shares and to issue Fairhills additional shares of common stock of the Company on the earlier of the (a) the effectiveness of the SPA Registration Statement; and (b) such time as the SPA Shares can be sold pursuant to Rule 144 of the Securities Act of 1933, as amended, such that the total value of the SPA Shares and any additional shares issuable on such date total $75,000 in value, based on a 20% discount to the then trading price of the Company's common stock.

New Trademark Agreement Relating to the "Marley Coffee" Trademarks/Termination of Obligation to Issue Additional Shares to MCL

On September 13, 2012, the Company entered into a license agreement with an effective date of August 7, 2012 (the "Fifty Six Hope Road Trademark License Agreement") with Fifty Six Hope Road Music Limited, a Bahamas international business company ("Fifty Six Hope Road"). Pursuant to the Fifty Six Hope Road Trademark License Agreement, Fifty Six Hope Road granted the Company a worldwide, exclusive, non-transferable license to utilize the "Marley Coffee" trademarks (the "Trademarks") in connection with (i) the manufacturing, advertising, promotion, sale offering for sale and distribution of coffee in all its forms and derivations, regardless of portions, sizes or packaging (the "Exclusive Licensed Products") and (ii) coffee roasting services, coffee production services, and coffee sales, supply, distribution and support services, provided that the Company may not open retail coffee houses under the Trademark. In addition, Fifty Six Hope Road granted the Company the right to use the Trademarks on advertising and promotional materials that pertain solely to the sale of coffee cups, coffee mugs, coffee glasses, saucers, milk steamers, machines for brewing coffee, espresso and/or cappuccino, grinders, water treatment products, tea products, chocolate products, and ready-to-use (instant) coffee products (the "Non-Exclusive Licensed Products", and together with the Exclusive Licensed Products, the "Licensed Products"). Licensed Products may be sold by the Company pursuant to the Fifty Six Hope Road Trademark License Agreement through all channels of distribution, provided that, subject to certain exceptions, the Company cannot sell the Licensed Products by direct marketing methods (other than the Company's website), including television, infomercials or direct mail without the prior written consent of Fifty Six Hope Road. In consideration for the foregoing licenses, the Company agreed to pay royalties to Fifty Six Hope Road in an amount equal to 3% of the net sales of all Licensed Products. In addition, such royalty payments are to be deferred during the first 20 months of the term of the License Agreement, and such deferred payments shall be paid on a quarterly-basis thereafter.

The Fifty Six Hope Road Trademark License Agreement superseded and replaced the trademark license agreement dated March 31, 2010, as amended on August 5, 2011, between the Company and Marley Coffee, LLC ("MCL"), pursuant to which MCL granted the Company an exclusive, terminable sub-license to use the Trademarks (the "MCL Trademark License Agreement"). Previously, in connection with the MCL Trademark License Agreement, Fifty Six Hope Road granted a worldwide, exclusive, terminable oral license to MCL to utilize the Trademarks and further granted the right for MCL to grant to the Company an exclusive, terminable sub-license to use the Trademarks. As part of the consideration between the Company and MCL for the Trademark License Agreement, effective March 31, 2010, the Company agreed to issue to MCL 10,000,000 shares of common stock of the Company as follows: 1,000,000 shares of the Company's common stock upon execution of such Agreement, and an additional 1,000,000 shares of common stock on each anniversary of the execution of the Trademark License Agreement for the following nine years, through March 31, 2019. As of July 31, 2012, the Company had issued 2,000,000 shares of Company's common stock to MCL and was obligated to issue an additional 1,000,000 shares of the Company's common stock to MCL. These shares were offered and sold pursuant to an exemption from registration set forth in section 4(2) of the 1933 Act. Effective upon the execution of the Fifty Six Hope Road Trademark License Agreement, the MCL Trademark License Agreement was terminated and the Company was under no further obligation to issue the remaining 7,000,000 shares of common stock of the Company to MCL as consideration under the MCL Trademark License Agreement.

NOTE 10 - SUBSEQUENT EVENTS

On February 3rd, 2012 MCL, LLC and its officers received a termination letter from Blue Mountain Coffee Europe Limited (BMCE), a UK company, terminating a previously dormant "sales and marketing" agreement signed on December 22, 2010. From December 22, 2010 until its termination, no business activities commenced between the two companies. On February 3rd, 2012 MCL granted an oral sublicense to the Company to expand its territory to include the UK and Ireland. On March 22nd, the Company signed a Trademark Licensing Agreement with BMCE to sublicense the use of the Trademarks to BMCE for a licensing fee for the use in connection with certain licensed products subject to the rights and limitations of the 56 License and in the MCL License. The grant of this sublicense is contingent upon BMCE obtaining certain annual sales objectives.